Improvements to Concession Assets - Summary of the Net Amounts of Improvements to Concession Assets (Detail) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Service Concession Arrangements [Abstract]
Improvements to concession assets	$ 11,505,274	$ 11,079,211	$ 11,281,378
Construction in-progress	5,352,578	2,684,629	782,005
Total amounts	$ 16,857,852	$ 13,763,840	$ 12,063,383